Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	$ 1,675	$ 1,786
Additions	109	144
Depreciation	(262)	(253)
Currency translation adjustment	3	(2)
Balance, end of the year	1,525	1,675
Camp and field equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	1,065	1,072
Additions	109	144
Depreciation	(158)	(149)
Currency translation adjustment	3	(2)
Balance, end of the year	1,019	1,065
Machinery and heavy equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	610	714
Additions	0	0
Depreciation	(104)	(104)
Currency translation adjustment	0	0
Balance, end of the year	506	610
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	2,187	2,046
Additions	109	144
Currency translation adjustment	4	(3)
Balance, end of the year	2,300	2,187
Gross carrying amount [member] | Camp and field equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	1,358	1,217
Additions	109	144
Currency translation adjustment	4	(3)
Balance, end of the year	1,471	1,358
Gross carrying amount [member] | Machinery and heavy equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	829	829
Additions	0	0
Currency translation adjustment	0	0
Balance, end of the year	829	829
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	(512)	(260)
Depreciation	(262)	(253)
Currency translation adjustment	(1)	1
Balance, end of the year	(775)	(512)
Accumulated depreciation and amortisation [member] | Camp and field equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	(293)	(145)
Depreciation	(158)	(149)
Currency translation adjustment	(1)	1
Balance, end of the year	(452)	(293)
Accumulated depreciation and amortisation [member] | Machinery and heavy equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	(219)	(115)
Depreciation	(104)	(104)
Currency translation adjustment	0	0
Balance, end of the year	$ (323)	$ (219)